                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                      1-800-545-4730 (TTY: 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                 ISSUED BY THE NATIONWIDE DC VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY


     The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans will generally qualify for favorable tax treatment under Sections 401, 403(b) or 457 of the Internal Revenue Code ("Code"), but may also include other nonqualified deferred compensation plans. Contracts will be issued only to fund deferred compensation plans to employers who are exempt from taxation. The employees are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month. The assets of Code Section 457 Plans are part of the general assets of the Owner, provided however that the Owner must hold all such Plan assets for the exclusive benefit of the Plan's Participants and beneficiaries. Rights and privileges under the Contracts may be exercised by the Owner to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Owner may not take any action inconsistent with the rights of the Plan's Participants. The Participants in such Plans have a contractual claim against the Owner for the benefits promised by such Plans.


     Purchase Payments are allocated to the Nationwide DC Variable Account (the "Variable Account"). The Variable Account is a unit investment trust with 45 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of Nationwide Life Insurance Company (the "Company") under each Sub-Account will be invested in the specified management investment company (see Appendix of Participating Underlying Mutual Funds).


     This prospectus provides you with the basic information you should know about the Group Flexible Fund Retirement Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated November 2, 1996 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from the Company by calling the number listed above, or writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 2, 1996, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 33 OF THIS PROSPECTUS.

                THE DATE OF THIS PROSPECTUS IS NOVEMBER 2, 1996.

                                GLOSSARY OF TERMS



ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account of the Variable Account. It is the unit of measurement used to determine the value of a Contract and each Participant Account.

ACTUARIAL RISK FEE- A charge made for mortality and expense risk and administration of the Variable Account. It is computed on a daily basis and is equal to an annual rate of .95% of the daily net asset value of the Variable Account.

BENEFICIARY- The person named in the application to receive certain benefits under the Contract upon the death of the designated annuitant. The Beneficiary can be changed by the Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the Beneficiary if the named Beneficiary is not living at the time of the death of the designated annuitant.

CONTRACT- The group flexible fund retirement contract issued by the Company to the Owner under which the Company invests Purchase Payments made by the Owner and assists the Owner in making retirement income payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.

CONTRACT DATE- The date shown as the Contract Date in the Contract.

CONTRACT MAINTENANCE CHARGE- The maximum Contract Maintenance Charge is $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants.

CONTRACT YEAR- Each period starting with either (1) the Contract Date or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value under the Contract.

GENERAL ACCOUNT- This is an account comprised of all assets of the Company other than those in any segregated asset account.

GROUP FIXED CONTRACT- The Company's Group Fixed Fund Retirement Contract or Group Fixed Tax Deferred Annuity Contract.

NATIONWIDE DC VARIABLE ACCOUNT ("VARIABLE ACCOUNT")- A segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.

OPTIONAL RETIREMENT INCOME FORMS- The method for making annuity payments. Several forms are available under the Contract.

OWNER- The employer or other entity to which the Contract is issued.

PARTICIPANT- An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Owner.

PARTICIPANT ACCOUNT- An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant, under this Contract, other than the purchase and payment of an annuity made from the Company's General Account, are recorded.

PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY- An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN- A retirement plan which receives favorable tax treatment under the provisions of the Code. The Plan document is referred to in the Contract as the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers among the Sub-Accounts.


RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

RETIREMENT INCOME PAYMENTS- Periodic distributions from a Participant Account made by the Company to the Owner during the Distribution period.


RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.


UNDERLYING MUTUAL FUND- The registered management investment company, specified in the Contract application, in which the assets of a Sub-Account of the Variable Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.


VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS.....................................................................................................2
SUMMARY OF CONTRACT EXPENSES..........................................................................................5
UNDERLYING MUTUAL FUND ANNUAL EXPENSES................................................................................6
SYNOPSIS.............................................................................................................13
CONDENSED FINANCIAL INFORMATION......................................................................................14
NATIONWIDE LIFE INSURANCE COMPANY....................................................................................21
THE DC VARIABLE ACCOUNT..............................................................................................21
         Voting Rights...............................................................................................21
PERIODIC REPORTS.....................................................................................................22
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS........................................................................22
         Contingent Deferred Sales Charge............................................................................22
         Contract Maintenance Charge.................................................................................22
         Mortality Risk Charge, Expense Risk And Administration Charge...............................................23
         Premium Taxes...............................................................................................23
         Experience Credits..........................................................................................24
         Expenses of the Variable Account............................................................................24
DESCRIPTION OF THE CONTRACTS.........................................................................................24
         A.   General................................................................................................24
              Purpose of the Contracts...............................................................................24
              Modification of the Contract...........................................................................24
              Contract Rights and Privileges and Assignments.........................................................25
              Exchange Privilege.....................................................................................25
              Suspension and Termination.............................................................................25
         B.   Participant Account Values.............................................................................26
              Application of Purchase Payments.......................................................................26
              Additional Purchase Payments Prior to Commencement of Annuity Payment..................................26
              Crediting Accumulation Units...........................................................................26
              Variable Account Accumulation Unit Value...............................................................26
              Allocation of Purchase Payments........................................................................27
              Valuation of an Account................................................................................27
         C.   Redemption of Participant Accounts (Termination).......................................................27
         D.   Distribution of Participant Accounts (Retirement Period)...............................................28
              Retirement Income Payments.............................................................................28
              Election of Income Form and Date.......................................................................28
              Allocation of Retirement Income........................................................................28
              Fixed Dollar Annuity...................................................................................28
              Minimum Payment........................................................................................28
              Death Benefit Before Retirement........................................................................28
              Optional Retirement Income Forms.......................................................................29
              Death of Retired Participant...........................................................................29
              Withdrawal.............................................................................................29
              Frequency of Payment...................................................................................30
              Determination of Payouts Under Options A1 & A2.........................................................30
              Determination of Payouts Under Options B1 & B2.........................................................30
              Determination of Amount of Variable Monthly Payments For First Year....................................30
              Determination of Amount of Variable Monthly Payments For the Second
                  and Subsequent Years...............................................................................30
              Alternate Assumed Investment Rate......................................................................30
GENERAL INFORMATION..................................................................................................31
         Substitution of Securities..................................................................................31
         Performance Advertising.....................................................................................31
         Contract Owner Inquiries....................................................................................31
         Net Investment Factor.......................................................................................32
         Valuation of Assets.........................................................................................33
         Federal Tax Status..........................................................................................33
         Contracts Issued Under the New York Model Plan..............................................................34
LEGAL PROCEEDINGS....................................................................................................34
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............................................................34
APPENDIX.............................................................................................................35

                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES
         Maximum Deferred Sales Charge1 ...............................................................5   %
         (as a percentage of Purchase Payments)                                                        ----

CONTRACT MAINTENANCE CHARGE2 ........................................................................$15
(Per Participant Anniversary)                                                                        ------

VARIABLE ACCOUNT ANNUAL EXPENSES3
(as a percentage of average account value)
         Mortality and Expense Risk Fees ............................................................  0.50  %
                                                                                                     --------
         Administration Charge ......................................................................  0.45  %
                                                                                                     --------
         Total Variable Account Annual Expenses .....................................................  0.95  %
                                                                                                     --------


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES4
                          (After Expense Reimbursement)
         (as a percentage of Underlying Mutual Fund average net assets)

                                                         -----------------------------------------------------------------------
                                                          Management Fees   Other Expenses      12b-1 Fees        Total Fund
                                                                                                               Annual Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                   0.62%             0.04%            0.00%             0.66%
--------------------------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                      0.61%             0.09%            0.00%             0.70%
--------------------------------------------------------------------------------------------------------------------------------
The Bond Fund of AmericaSM, Inc.5                              0.35%             0.11%            0.23%             0.69%
--------------------------------------------------------------------------------------------------------------------------------
Davis New York Venture Fund, Inc.                              0.63%             0.15%            0.12%             0.90%
--------------------------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund          0.49%             0.25%            0.00%             0.74%
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                        0.20%             0.00%            0.00%             0.20%
--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                           0.75%             0.37%            0.00%             1.12%
--------------------------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                0.98%             0.21%            0.00%             1.19%
--------------------------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                      0.40%             0.18%            0.00%             0.58%
--------------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund:  2-5 Years          0.40%             0.18%            0.00%             0.58%
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                     0.72%             0.25%            0.00%             1.00%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                 0.70%             0.30%            0.00%             1.00%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                            0.70%             0.27%            0.00%             0.97%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    0.44%             0.24%            0.00%             0.67%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                             0.51%             0.23%            0.00%             0.74%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                       0.73%             0.19%            0.00%             0.92%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                         0.53%             0.29%            0.00%             0.82%
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                          0.46%             0.23%            0.00%             0.69%
--------------------------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc. 2                          0.38%             0.13%            0.24%             0.75%
--------------------------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc. 2                          0.32%             0.10%            0.23%             0.65%
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc. 2                         0.45%             0.25%            0.25%             0.94%
--------------------------------------------------------------------------------------------------------------------------------
Janus Fund                                                     0.66%             0.25%            0.00%             0.91%
--------------------------------------------------------------------------------------------------------------------------------

                                                         ------------------------------------------------------------------------
                                                         Management Fees   Other Expenses      12b-1 Fees         Total Fund
                                                                                                                Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                             0.67%            0.35%              0.00%              1.02%
---------------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              0.38%            0.11%              0.00%              0.49%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A2          0.31%            0.23%              0.29%              0.83%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A2                    0.43%            0.29%              0.25%              0.97%
---------------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A2                             0.45%            0.34%              0.31%              1.10%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                        0.50%            0.21%              0.00%              0.71%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                             0.50%            0.13%              0.00%              0.63%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                      0.50%            0.16%              0.00%              0.66%
---------------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                0.45%            0.17%              0.00%              0.62%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                              0.72%            0.12%              0.00%              0.84%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                       0.80%            0.22%              0.00%              1.02%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                        0.76%            0.11%              0.00%              0.87%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                               0.61%            0.13%              0.25%              0.99%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                 0.53%            0.29%              0.25%              1.07%
---------------------------------------------------------------------------------------------------------------------------------
SEI Index Funds -S&P 500 Index Portfolio2                     0.15%            0.10%              0.00%              0.25%
---------------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                          0.49%            0.28%              0.23%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                1.00%            0.24%              0.00%              1.24%
---------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                     0.69%            0.20%              0.00%              0.89%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund  - Class I                             0.63%            0.27%              0.25%              1.15%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund, Inc.                 0.75%            0.25%              0.25%              1.36%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                            1.00%            0.00%              0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                            1.00%            0.00%              0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                             1.00%            0.00%              0.00%              1.00%
---------------------------------------------------------------------------------------------------------------------------------


1 Imposed only when it is applicable (see "Contingent Deferred Sales Charge").


2 The Contract Maintenance Charge, if applicable, will also be assessed on the date that amounts held with respect to a Participant are fully withdrawn from the Contract (see "Contract Maintenance Charge").

3 If the total assets of a Plan as of June 30, 1996, or as of a later date mutually agreeable to the Owner and the Company, exceed $10 million, the 0.45% Administration Charge and the total Variable Account Annual Expense ("Actuarial Risk Fee") will be reduced on a sliding scale on November 2, 1996, or on such later date mutually agreeable to the Owner and the Company, as follows:




----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                        Administrative Charge (as a portion    Actuarial
                                Assets                                       of the Actuarial risk fee)         Risk Fee
----------------------------------------------------------------------------------------------------------------------------
Greater than $10 million but less than or equal to $25 million                          .40                        .90
----------------------------------------------------------------------------------------------------------------------------

Greater than $25 million but less than or equal to $50 million                          .30                        .80
----------------------------------------------------------------------------------------------------------------------------

Greater than $50 million but less than or equal to $150 million                         .20                        .70
----------------------------------------------------------------------------------------------------------------------------

Greater than $150 million                                                               .15                        .65
----------------------------------------------------------------------------------------------------------------------------

  Following this initial reduction, if total assets of a Plan under the Program as of December 31 of each year exceed $10 million, the Administration Charge and the total Variable Account Annual Expense will be reduced as set forth above on May 1 of each succeeding year.


  For new Contracts issued on or after the effective date of the reduction, the Administration charge and correspondingly the Total Variable Account Annual Expense (Total Actuarial Risk Fee) shall be determined at the issuance of the Contract and thereafter each year based upon the total assets of the Plan under the Program as of December 31. Any reduction or increase based on assets on December 31 of each year will be effective on May 1 of the succeeding year.


4 The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract values. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level. The following funds are subject to fee waivers or expense reimbursement arrangements:


------------------------------------------------------------------------------------------------------------
                        FUND                                            EXPENSES WITHOUT
                                                                     REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class           The Fund is currently waiving a portion of its
                                                       fees. Had there been no fee waivers during the
                                                       year, management fees would have been 0.63% of
                                                       average net assets.
------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class              The Fund is currently waiving a portion of its
                                                       fees. Had there been no fee waivers during the
                                                       year, management fees would have been 0.63% of
                                                       average net assets.
------------------------------------------------------------------------------------------------------------
Federated GNMA Trust - Institutional Shares            The total operating  expenses would have been 0.80%
                                                       absent the voluntary waiver of a portion of the
                                                       shareholder service fee.
------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years   The total operating expenses would have been 0.79%
- Institutional Shares                                 absent the voluntary waiver of a portion of the
                                                       shareholder service fee.
------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                            The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.68%.
------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                     The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.75%.
------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R) Fund                              The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.95%.
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                 The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.83%.
------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                  The Fund has entered into arrangements with its
                                                       custodian and transfer agent whereby interest
                                                       earned on uninvested cash balances is used to
                                                       reduce custodian and transfer agent expenses.
                                                       Including these reductions, the total operating
                                                       expenses presented in the table would have been
                                                       0.69%.
------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                   The management fee paid by the Fund has been
                                                       reduced to an annual rate of 0.45% on daily net
                                                       assets over $2 billion, and to an annual rate of
                                                       0.40% on daily net assets over $4 billion. In the
                                                       absence of the voluntary expense limitation, the
                                                       Fund's "Management Fee" and "Total Fund Operating
                                                       Expenses"  would  have been  0.48% and 0.97%
                                                       respectively.
------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A    The Fund's custodian fee will be reduced based upon
                                                       the amount of cash maintained by the Fund.
------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund                       Currently, 0.10% of the distribution/service fee is
                                                       being waived.
------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                       The Fund's custodian fee will be reduced based upon
                                                       the amount of cash maintained by the Fund.
------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                         The Fund will waive 0.05% of the total 0.50%
                                                       management fee until further notice.
------------------------------------------------------------------------------------------------------------


   The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

5 The Manager and Administrator have voluntarily waived their fees to limit new operating expenses to no more than 0.25% of average net assets of the Portfolio. Waivers by both the Manager and Administrator are voluntary and may be terminated at any time.

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.


                                                             ------------------------------------------------
                                                                        If you surrender your Contract
                                                                  at the end of the applicable time period
                                                             ------------------------------------------------
                                                               1 Yr.       3 Yrs.      5 Yrs.      10 Yrs.
-------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                     57          93          131         238
-------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                        57          94          133         242
-------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                               57          94          132         241
-------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund            58          95          135         247
-------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                          52          78          106         185
-------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                             62         107          156         288
-------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                  63         110          159         296
-------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                        56          90          127         229
-------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -           56          90          127         229
Institutional Shares
-------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                       60         103          148         272
-------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                   61         104          149         275
-------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                              60         103          148         272
-------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                      57          93          132         240
-------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                               58          96          137         250
-------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                         60         103          148         272
-------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                           59          98          139         254
-------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                            57          94          132         241
-------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R)Inc.                                58          96          136         248
-------------------------------------------------------------------------------------------------------------
The Income Fund of America(R)Inc.                                57          92          130         237
-------------------------------------------------------------------------------------------------------------
INVESCO Industrial Income Fund, Inc.                             60         102          146         269
-------------------------------------------------------------------------------------------------------------
Janus Fund                                                       60         101          144         265
-------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                61         104          150         277
-------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                 55          87          122         218
-------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A              59          98          140         257
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                        60         103          148         272
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                                 62         107          154         286
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                           58          94          134         243
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                57          92          129         234
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                         57          93          131         238
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                   57          91          129         233
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                                 59          99          141         259
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                          61         104          150         277
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                           59          99          142         261
-------------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                      60         100          144         264
-------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                  60         103          149         274
-------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                    61         106          153         283
-------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                          53          80          108         191
-------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                             61         104          149         275
-------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                   63         111          162         301
-------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                        60         101          144         265
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                 62         108          157         291
-------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                          64         115          168         314
-------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                               61         104          149         275
-------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                               61         104          149         275
-------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                                61         104          149         275
-------------------------------------------------------------------------------------------------------------

                                EXAMPLE CONTINUED

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.


                                                          --------------------------------------------------
                                                                 If you do not surrender your Contract
                                                                at the end of the applicable time period
                                                          --------------------------------------------------
                                                             1 Yr.       3 Yrs.      5 Yrs.      10 Yrs.
------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                  17           53          91          198
------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                     17           54          93          202
------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                            17           54          92          201
------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund         18           55          95          207
------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                       12           38          66          145
------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                          22           67         116          248
------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                               23           70         119          256
------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                     16           50          87          189
------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -        16           50          87          189
Institutional Shares
------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                    20           63         108          232
------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                21           64         109          235
------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                           20           63         108          232
------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                   17           53          92          200
------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Portfolio                            18           56          97          210
------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                      20           63         108          232
------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                        19           58          99          214
------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                         17           54          92          201
------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                           18           56          96          208
------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                           17           52          90          197
------------------------------------------------------------------------------------------------------------
INVESCO  Industrial Income Fund, Inc.                         20           62         106          229
------------------------------------------------------------------------------------------------------------
Janus Fund                                                    20           61         104          225
------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                             21           64         110          237
------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              15           47          82          178
------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A           18           58         100          217
------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                     20           63         108          232
------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                              22           67         114          246
------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                        18           54          94          203
------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                             17           52          89          194
------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                      17           53          91          198
------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                17           51          89          193
------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                              19           59         101          219
------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                       21           64         110          237
------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partners Fund, Inc.                        19           59         102          221
------------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                   20           60         104          224
------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                               20           63         109          234
------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                 21           66         113          243
------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                       13           40          68          151
------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                          21           64         109          235
------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                23           71         122          261
------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                     20           61         104          225
------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                              22           68         117          251
------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                       24           75         128          274
------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                            21           64         109          235
------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                            21           64         109          235
------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                             21           64         109          235
------------------------------------------------------------------------------------------------------------

                                EXAMPLE CONTINUED

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 initial Purchase Payment and a 5% annual return on assets.


                                                            -------------------------------------------------
                                                                      If you annuitize your Contract
                                                                 at the end of the applicable time period
                                                            -------------------------------------------------
                                                              1 Yr.      3 Yrs.      5 Yrs.       10 Yrs.
-------------------------------------------------------------------------------------------------------------
AIM Constellation Fund - Institutional Class                   17          53          91           198
-------------------------------------------------------------------------------------------------------------
AIM Weingarten Fund - Institutional Class                      17          54          93           202
-------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                             17          54          92           201
-------------------------------------------------------------------------------------------------------------
Delaware Group Decatur Fund, Inc.-Decatur Income Fund          18          55          95           207
-------------------------------------------------------------------------------------------------------------
Dreyfus Cash Management                                        12          38          66           145
-------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                           22          67         116           248
-------------------------------------------------------------------------------------------------------------
The Evergreen Total Return Fund                                23          70         119           256
-------------------------------------------------------------------------------------------------------------
Federated GNMA Trust-Institutional Shares                      16          50          87           189
-------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years -         16          50          87           189
Institutional Shares
-------------------------------------------------------------------------------------------------------------
Fidelity Asset Manager(TM)                                     20          63         108           232
-------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                 21          64         109           235
-------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                            20          63         108           232
-------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    17          53          92           200
-------------------------------------------------------------------------------------------------------------
Fidelity Growth & Income Fund                                  18          56          97           210
-------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                       20          63         108           232
-------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                         19          58          99           214
-------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                          17          54          92           201
-------------------------------------------------------------------------------------------------------------
The Growth Fund of America(R), Inc.                            18          56          96           208
-------------------------------------------------------------------------------------------------------------
The Income Fund of America(R), Inc.                            17          52          90           197
-------------------------------------------------------------------------------------------------------------
INVESCO  Industrial Income Fund, Inc.                          20          62         106           229
-------------------------------------------------------------------------------------------------------------
Janus Fund                                                     20          61         104           225
-------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                              21          64         110           237
-------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                               15          47          82           178
-------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A            19          58         100           217
-------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                      20          63         108           232
-------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                               22          67         114           246
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond Fund                                         18          54          94           203
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                              17          52          89           194
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                       17          53          91           198
-------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                 17          51          89           193
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund                               19          59         101           219
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Manhattan Fund, Inc.                        21          64         110           237
-------------------------------------------------------------------------------------------------------------
Neuberger & Berman Partner's Fund, Inc.                        19          59         102           221
-------------------------------------------------------------------------------------------------------------
New York Venture Fund, Inc.                                    20          60         104           224
-------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                                20          63         109           234
-------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                                  21          66         113           243
-------------------------------------------------------------------------------------------------------------
SEI Index Funds-S&P 500 Index Portfolio                        13          40          68           151
-------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                           21          64         109           235
-------------------------------------------------------------------------------------------------------------
Strong Common Stock Fund, Inc.                                 23          71         122           261
-------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                      20          61         104           225
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                               22          68         117           251
-------------------------------------------------------------------------------------------------------------
Templeton Smaller Companies Growth Fund                        24          75         128           274
-------------------------------------------------------------------------------------------------------------
Twentieth Century Growth Investors                             21          64         109           235
-------------------------------------------------------------------------------------------------------------
Twentieth Century Select Investors                             21          64         109           235
-------------------------------------------------------------------------------------------------------------
Twentieth Century Ultra Investors                              21          64         109           235
-------------------------------------------------------------------------------------------------------------


         The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

         The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Table reflects expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Charges and Other Deductions." For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                    SYNOPSIS


     The Contracts described in this prospectus are designed for use in connection with supplemental deferred compensation plans for employees of tax exempt entities. Such Plans generally will qualify for favorable tax treatment under Section 401, 403(b), or 457 of the Code, but may also include other nonqualified deferred compensation plans. Contracts will be issued only to employers who are exempt from taxation to fund deferred compensation plans. The employees are generally not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

     Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with 45 Sub-Accounts of unit values, each reflecting investment results of a different management investment company. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified management investment company (see "Appendix of Participating Underlying Mutual Funds").

     The Company does not deduct a sales charge from Purchase Payments made to these Contracts. However, if any part of such Contracts is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value a Contingent Deferred Sales Charge equal to not more than 5% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

     A Contract Maintenance Charge may be deducted each year from a Participant Account (see "Contract Maintenance Charge"). Any applicable premium taxes can be deducted and will be charge against the Contracts. If any such premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made from the Contract prior to allocation to any Underlying Mutual Fund option (see "Premium Taxes".)

     A daily deduction is made from the Variable Account in an amount equivalent to 0.95% per year for the Company's contractual promises to accept the mortality and expense risks and for administration of the Variable Account (see "Expense Risk Charge", "Mortality Risk Charge" and "Administration Charge"). In addition, the investment companies whose shares are purchased by the Variable Account make certain deductions from their assets.

     The Contracts provide that the mortality basis, minimum death benefits and the deductions made from Purchase Payments, Participants' Accounts, the Contingent Deferred Sales Charges, Contract Maintenance Charges, Expense Risk Charges, Mortality Risk Charges and Administration Charges may be changed by the Company after the first Contract Year (see "Modification of the Contract").

        CONDENSED FINANCIAL INFORMATION - NATIONWIDE DC VARIABLE ACCOUNT
               Accumulation Unit Values (For an Accumulation Unit
                       outstanding throughout the period)

                           ACCUMULATION          ACCUMULATION            NUMBER OF
                            UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                           AT BEGINNING             AT END           OUTSTANDING AT THE
        FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
AIM                          1.316836              1.776138              3,214,050          1995
Constellation Fund -   -----------------------------------------------------------------------------
Institutional Class          1.305850              1.316836              1,607,538          1994
                       -----------------------------------------------------------------------------
                             1.120568              1.305850              1,341,351          1993
                       -----------------------------------------------------------------------------
                             1.000000              1.120568                      0          1992
====================================================================================================
AIM                          1.035886              1.389659              1,097,067          1995
Weingarten  Fund -     -----------------------------------------------------------------------------
Institutional Class          1.044414              1.035886                870,956          1994
                       -----------------------------------------------------------------------------
                             1.034606              1.044414                936,998          1993
                       -----------------------------------------------------------------------------
                             1.000000              1.034606                      0          1992
====================================================================================================
The Bond Fund                1.741422              2.039710              7,434,474          1995
of America(SM), Inc.   -----------------------------------------------------------------------------
                             1.850918              1.741422              7,880,903          1994
                       -----------------------------------------------------------------------------
                             1.637181              1.850918              8,560,956          1993
                       -----------------------------------------------------------------------------
                             1.484255              1.637181              6,077,266          1992
                       -----------------------------------------------------------------------------
                             1.238222              1.484255              5,128,071          1991
                       -----------------------------------------------------------------------------
                             1.208717              1.238222              5,102,901          1990
                       -----------------------------------------------------------------------------
                             1.109668              1.208717              3,105,875          1989
                       -----------------------------------------------------------------------------
                             1.011923              1.109668              1,113,940          1988
                       -----------------------------------------------------------------------------
                             1.000000              1.011923                173,764          1987
====================================================================================================
Davis New York               0.966146              1.345221              1,771,764          1995
Venture                -----------------------------------------------------------------------------
Fund, Inc.                   0.994508              0.966146                720,917          1994
                       -----------------------------------------------------------------------------
                             1.000000              0.994508                  5,626          1993
====================================================================================================
Delaware Group               1.449372              1.910384                100,636          1995
Decatur Fund, Inc. -   -----------------------------------------------------------------------------
Decatur Income Fund          1.473401              1.449372                104,006          1994
Institutional Class    -----------------------------------------------------------------------------
                             1.289480              1.473401                281,500          1993
                       -----------------------------------------------------------------------------
                             1.196471              1.289480                162,528          1992
                       -----------------------------------------------------------------------------
                             0.991871              1.196471                106,856          1991
                       -----------------------------------------------------------------------------
                             1.142606              0.991871                 16,158          1990
                       -----------------------------------------------------------------------------
                             1.000000              1.142606                      0          1989
====================================================================================================
Dreyfus                      1.057458              1.110383              2,561,760          1995
Cash                   -----------------------------------------------------------------------------
Management* - Class A        1.025704              1.057458              2,324,960          1994
                       -----------------------------------------------------------------------------
                             1.003770              1.025704                 25,763          1993
                       -----------------------------------------------------------------------------
                             1.000000              1.003770                      0          1992
====================================================================================================
The Dreyfus                  1.663803              2.238323              6,501,520          1995
Third Century          -----------------------------------------------------------------------------
Fund, Inc.                   1.814915              1.663803              6,965,653          1994
                       -----------------------------------------------------------------------------
                             1.740666              1.814915              8,765,880          1993
                       -----------------------------------------------------------------------------
                             1.723855              1.740666              9,137,872          1992
                       -----------------------------------------------------------------------------
                             1.259983              1.723855              5,165,976          1991
                       -----------------------------------------------------------------------------
                             1.228377              1.259983              4,118,236          1990
                       -----------------------------------------------------------------------------
                             1.057519              1.228377              1,659,197          1989
                       -----------------------------------------------------------------------------
                             0.866121              1.057519                618,691          1988
                       -----------------------------------------------------------------------------
                             1.000000              0.866121                 63,671          1987
----------------------------------------------------------------------------------------------------

*The 7-day yield on the Dreyfus Cash Management Fund as of December 31, 1995 was
 4.68%.

                          ACCUMULATION            ACCUMULATION           NUMBER OF
                           UNIT VALUE              UNIT VALUE        ACCUMULATION UNITS
                          AT BEGINNING               AT END          OUTSTANDING AT THE
        FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
The Evergreen                1.419467               1.741651             3,257,653          1995
Total Return           -----------------------------------------------------------------------------
Fund - Class Y               1.531292               1.419467             4,439,096          1994
                       -----------------------------------------------------------------------------
                             1.368966               1.531292             7,948,202          1993
                       -----------------------------------------------------------------------------
                             1.256090               1.368966             6,846,744          1992
                       -----------------------------------------------------------------------------
                             1.031024               1.256090             7,328,719          1991
                       -----------------------------------------------------------------------------
                             1.110904               1.031024            13,632,891          1990
                       -----------------------------------------------------------------------------
                             0.959913               1.110904            10,256,138          1989
                       -----------------------------------------------------------------------------
                             0.837244               0.959913             5,595,414          1988
                       -----------------------------------------------------------------------------
                             1.000000               0.837244             2,115,006          1987
====================================================================================================
The Institutional            1.081229               1.243001               508,686          1995
Shares of Federated    -----------------------------------------------------------------------------
GNMA Trust                   1.119643               1.081229               422,171          1994
                       -----------------------------------------------------------------------------
                             1.061001               1.119643               497,960          1993
                       -----------------------------------------------------------------------------
                             1.000000               1.061001               305,851          1992
====================================================================================================
Federated U.S.               0.991595               1.115461             1,877,483          1995
Government Securities  -----------------------------------------------------------------------------
Fund: 2-5 Years -            1.020623               0.991595             1,280,899          1994
Institutional Shares   -----------------------------------------------------------------------------
                             1.000000               1.020623               696,793          1993
====================================================================================================
Fidelity Asset               0.958564               1.121926             5,838,128          1995
Manager(TM)            -----------------------------------------------------------------------------
                             1.036089               0.958564             3,916,306          1994
                       -----------------------------------------------------------------------------
                             1.000000               1.036089                79,714          1993
====================================================================================================
Fidelity Capital             3.210584               3.712491               463,343          1995
& Income Fund          -----------------------------------------------------------------------------
                             3.397953               3.210584               561,985          1994
                       -----------------------------------------------------------------------------
                             2.746533               3.397953               925,953          1993
                       -----------------------------------------------------------------------------
                             2.165417               2.746533             1,032,492          1992
                       -----------------------------------------------------------------------------
                             1.684020               2.165417             1,471,867          1991
                       -----------------------------------------------------------------------------
                             1.768220               1.684020             4,160,164          1990
                       -----------------------------------------------------------------------------
                             1.843890               1.768220             4,943,976          1989
                       -----------------------------------------------------------------------------
                             1.653959               1.843890             4,248,205          1988
                       -----------------------------------------------------------------------------
                             1.649063               1.653959             3,210,794          1987
                       -----------------------------------------------------------------------------
                             1.411482               1.649063             1,810,114          1986
====================================================================================================
Fidelity                     1.263308               1.705419            62,585,233          1995
Contrafund             -----------------------------------------------------------------------------
                             1.289799               1.263308            40,927,857          1994
                       -----------------------------------------------------------------------------
                             1.072342               1.289799            14,514,807          1993
                       -----------------------------------------------------------------------------
                             1.000000               1.072342               186,872          1992
====================================================================================================
Fidelity                     3.424310               4.471070            35,553,370          1995
Equity-Income          -----------------------------------------------------------------------------
Fund                         3.448520               3.424310            34,056,352          1994
                       -----------------------------------------------------------------------------
                             2.869860               3.448520            41,743,016          1993
                       -----------------------------------------------------------------------------
                             2.526472               2.869860            36,410,831          1992
                       -----------------------------------------------------------------------------
                             1.971024               2.526472            40,239,204          1991
                       -----------------------------------------------------------------------------
                             2.314450               1.971024            65,533,870          1990
                       -----------------------------------------------------------------------------
                             1.968876               2.314450            62,489,636          1989
                       -----------------------------------------------------------------------------
                             1.622650               1.968876            66,300,418          1988
                       -----------------------------------------------------------------------------
                             1.665429               1.622650            55,094,558          1987
                       -----------------------------------------------------------------------------
                             1.436150               1.665429            33,659,577          1986
----------------------------------------------------------------------------------------------------

                           ACCUMULATION           ACCUMULATION           NUMBER OF
                            UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                           AT BEGINNING              AT END          OUTSTANDING AT THE
        FUND                 OF PERIOD             OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
Fidelity                     1.255568               1.683805             4,155,413          1995
Growth &               -----------------------------------------------------------------------------
Income Portfolio             1.239420               1.255568             2,808,994          1994
                       -----------------------------------------------------------------------------
                             1.046808               1.239420             1,219,293          1993
                       -----------------------------------------------------------------------------
                             1.000000               1.046808                85,896          1992
====================================================================================================
Fidelity  Magellan(R)        1.275955               1.729361            92,049,788          1995
Fund                   -----------------------------------------------------------------------------
                             1.311856               1.275955            68,044,510          1994
                       -----------------------------------------------------------------------------
                             1.062405               1.311856            43,203,753          1993
                       -----------------------------------------------------------------------------
                             1.000000               1.062405            10,591,374          1992
====================================================================================================
Fidelity OTC Portfolio       1.000000               1.219506                64,305          1995
====================================================================================================
Fidelity Puritan Fund        1.000000               1.126715                     0          1995
====================================================================================================
The Growth                   1.840658               2.366626             6,716,573          1995
Fund of                -----------------------------------------------------------------------------
America(R), Inc.             1.857739               1.840658             5,646,915          1994
                       -----------------------------------------------------------------------------
                             1.638011               1.857739             5,353,392          1993
                       -----------------------------------------------------------------------------
                             1.539692               1.638011             3,840,212          1992
                       -----------------------------------------------------------------------------
                             1.144684               1.539692             1,551,711          1991
                       -----------------------------------------------------------------------------
                             1.205372               1.144684               105,320          1990
                       -----------------------------------------------------------------------------
                             1.000000               1.205372                     0          1989
====================================================================================================
The Income                   1.480756               1.893327             8,645,811          1995
Fund of                -----------------------------------------------------------------------------
America(R), Inc.             1.533299               1.480756             7,829,528          1994
                       -----------------------------------------------------------------------------
                             1.357846               1.533299             7,258,704          1993
                       -----------------------------------------------------------------------------
                             1.223786               1.357846             3,016,773          1992
                       -----------------------------------------------------------------------------
                             0.998504               1.223786               631,336          1991
                       -----------------------------------------------------------------------------
                             1.000000               0.998504                     0          1990
====================================================================================================
INVESCO                      1.151056               1.451889            10,632,818          1995
Industrial             -----------------------------------------------------------------------------
Income Fund, Inc.            1.208959               1.151056             8,239,738          1994
                       -----------------------------------------------------------------------------
                             1.045472               1.208959             3,039,640          1993
                       -----------------------------------------------------------------------------
                             1.000000               1.045472                17,289          1992
====================================================================================================
Janus Fund                   1.055481               1.353271            13,522,743          1995
                       -----------------------------------------------------------------------------
                             1.077425               1.055481             7,345,306          1994
                       -----------------------------------------------------------------------------
                             1.000000               1.077425             2,969,768          1993
====================================================================================================
Janus Twenty                 0.978264               1.320040                31,831          1995
Fund                   -----------------------------------------------------------------------------
                             1.058801               0.978264                11,285          1994
                       -----------------------------------------------------------------------------
                             1.000000               1.058801                     0          1993
====================================================================================================
MAS Funds Fixed              0.980782               1.156444               366,064          1995
Income Portfolio       -----------------------------------------------------------------------------
                             1.000000               0.980782                31,751          1994
----------------------------------------------------------------------------------------------------

                            ACCUMULATION          ACCUMULATION           NUMBER OF
                             UNIT VALUE            UNIT VALUE        ACCUMULATION UNITS
                            AT BEGINNING             AT END          OUTSTANDING AT THE
         FUND                OF PERIOD             OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
Massachusetts                7.034148               8.942612               551,377          1995
Investors Growth        ----------------------------------------------------------------------------
Stock Fund -                 7.613442               7.034148               604,020          1994
Class A                 ----------------------------------------------------------------------------
                             6.714892               7.613442               891,831          1993
                        ----------------------------------------------------------------------------
                             6.368639               6.714892               914,534          1992
                        ----------------------------------------------------------------------------
                             4.352449               6.368639             1,056,566          1991
                        ----------------------------------------------------------------------------
                             4.612779               4.352449             1,577,501          1990
                        ----------------------------------------------------------------------------
                             3.430876               4.612779             1,393,742          1989
                        ----------------------------------------------------------------------------
                             3.326929               3.430876             2,091,280          1988
                        ----------------------------------------------------------------------------
                             3.173352               3.326929             2,154,700          1987
                        ----------------------------------------------------------------------------
                             2.847946               3.173352             2,334,606          1986
====================================================================================================
MFS(R)Growth                 4.589533               6.114190             3,824,999          1995
Opportunities           ----------------------------------------------------------------------------
Fund - Class A               4.834037               4.589533             4,635,532          1994
                        ----------------------------------------------------------------------------
                             4.200054               4.834037             9,303,110          1993
                        ----------------------------------------------------------------------------
                             3.936838               4.200054            10,600,796          1992
                        ----------------------------------------------------------------------------
                             3.246855               3.936838            13,413,614          1991
                        ----------------------------------------------------------------------------
                             3.427388               3.246855            23,047,089          1990
                        ----------------------------------------------------------------------------
                             2.692907               3.427388            24,300,466          1989
                        ----------------------------------------------------------------------------
                             2.493461               2.692907            28,164,998          1988
                        ----------------------------------------------------------------------------
                             2.421913               2.493461            29,369,357          1987
                        ----------------------------------------------------------------------------
                             2.312498               2.421913            38,069,020          1986
====================================================================================================
MFS(R)High                   4.265493               4.949752               806,763          1995
Income                  ----------------------------------------------------------------------------
Fund -                       4.422523               4.265493               877,250          1994
Class A                 ----------------------------------------------------------------------------
                             3.739642               4.422523             1,068,154          1993
                        ----------------------------------------------------------------------------
                             3.225557               3.739642             1,036,507          1992
                        ----------------------------------------------------------------------------
                             2.186959               3.225557             1,186,991          1991
                        ----------------------------------------------------------------------------
                             2.651605               2.186959             2,159,639          1990
                        ----------------------------------------------------------------------------
                             2.731036               2.651605             2,739,257          1989
                        ----------------------------------------------------------------------------
                             2.453867               2.731036             2,747,679          1988
                        ----------------------------------------------------------------------------
                             2.470209               2.453867             2,713,471          1987
                        ----------------------------------------------------------------------------
                             2.248114               2.470209             3,349,170          1986
====================================================================================================
Nationwide(R)                1.619166               1.991196                92,001          1995
Bond Fund               ----------------------------------------------------------------------------
                             1.778765               1.619166                51,492          1994
                        ----------------------------------------------------------------------------
                             1.621957               1.778765               148,222          1993
                        ----------------------------------------------------------------------------
                             1.516560               1.621957               197,350          1992
                        ----------------------------------------------------------------------------
                             1.309926               1.516560               363,511          1991
                        ----------------------------------------------------------------------------
                             1.222004               1.309926               420,858          1990
                        ----------------------------------------------------------------------------
                             1.114209               1.222004               314,062          1989
                        ----------------------------------------------------------------------------
                             1.039905               1.114209               188,045          1988
                        ----------------------------------------------------------------------------
                             1.074676               1.039905                28,819          1987
----------------------------------------------------------------------------------------------------

                           ACCUMULATION           ACCUMULATION           NUMBER OF
                            UNIT VALUE             UNIT VALUE        ACCUMULATION UNITS
                           AT BEGINNING              AT END          OUTSTANDING AT THE
        FUND                 OF PERIOD             OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
Nationwide(R)                9.468045              12.191058             2,905,460          1995
Fund                   -----------------------------------------------------------------------------
                             9.502760               9.468045             3,036,527          1994
                       -----------------------------------------------------------------------------
                             8.985447               9.502760             3,690,273          1993
                       -----------------------------------------------------------------------------
                             8.810680               8.985447             4,218,392          1992
                       -----------------------------------------------------------------------------
                             6.830443               8.810680             3,906,633          1991
                       -----------------------------------------------------------------------------
                             6.875188               6.830443             3,792,110          1990
                       -----------------------------------------------------------------------------
                             5.187286               6.875188             2,756,965          1989
                       -----------------------------------------------------------------------------
                             4.485232               5.187286             3,174,211          1988
                       -----------------------------------------------------------------------------
                             4.438511               4.485232             2,879,455          1987
                       -----------------------------------------------------------------------------
                             3.809764               4.438511             3,446,791          1986
====================================================================================================
Nationwide(R)                2.092009               2.667201             3,668,270          1995
Growth Fund            -----------------------------------------------------------------------------
                             2.081399               2.092009             3,759,425          1994
                       -----------------------------------------------------------------------------
                             1.887524               2.081399             5,928,120          1993
                       -----------------------------------------------------------------------------
                             1.792687               1.887524             5,747,753          1992
                       -----------------------------------------------------------------------------
                             1.330199               1.792687             5,108,711          1991
                       -----------------------------------------------------------------------------
                             1.452973               1.330199             7,279,598          1990
                       -----------------------------------------------------------------------------
                             1.276112               1.452973             4,762,338          1989
                       -----------------------------------------------------------------------------
                             1.051373               1.276112             1,947,635          1988
                       -----------------------------------------------------------------------------
                             1.236522               1.051373               352,893          1987
====================================================================================================
Nationwide(R)                2.654661               2.774433            20,350,850          1995
Money Market           -----------------------------------------------------------------------------
Fund*                        2.583387               2.654661            18,028,497          1994
                       -----------------------------------------------------------------------------
                             2.542721               2.583387            20,122,594          1993
                       -----------------------------------------------------------------------------
                             2.487178               2.542721            22,067,362          1992
                       -----------------------------------------------------------------------------
                             2.377082               2.487178            33,612,374          1991
                       -----------------------------------------------------------------------------
                             2.224557               2.377082            48,721,235          1990
                       -----------------------------------------------------------------------------
                             2.062504               2.224557            43,599,432          1989
                       -----------------------------------------------------------------------------
                             1.944054               2.062504            39,596,561          1988
                       -----------------------------------------------------------------------------
                             1.848104               1.944054            35,995,910          1987
                       -----------------------------------------------------------------------------
                             1.754559               1.848104            41,090,565          1986
====================================================================================================
Neuberger & Berman           1.000000               1.696655                     0           1995
Guardian Fund          -----------------------------------------------------------------------------

====================================================================================================
Neuberger &                  1.741549               2.259932               394,751           1995
Berman Manhattan       -----------------------------------------------------------------------------
Fund, Inc.                   1.823796               1.741549               406,054           1994
                       -----------------------------------------------------------------------------
                             1.673695               1.823796               317,549           1993
                       -----------------------------------------------------------------------------
                             1.434738               1.673695                56,526           1992
                       -----------------------------------------------------------------------------
                             1.106565               1.434738                 7,124           1991
                       -----------------------------------------------------------------------------
                             1.214940               1.106565                     0           1990
                       -----------------------------------------------------------------------------
                             1.000000               1.214940                     0           1989
----------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide Money Market Fund as of December 31, 1995 was
 4.23%.

                           ACCUMULATION          ACCUMULATION            NUMBER OF
                            UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                           AT BEGINNING             AT END           OUTSTANDING AT THE
        FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
Putnam                       8.297318              11.305164             3,422,356          1995
Investors              -----------------------------------------------------------------------------
Fund -                       8.652501              8.297318              3,674,131          1994
Class A                -----------------------------------------------------------------------------
                             7.410567              8.652501              4,311,483          1993
                       -----------------------------------------------------------------------------
                             6.934213              7.410567              4,294,647          1992
                       -----------------------------------------------------------------------------
                             5.445269              6.934213              4,745,398          1991
                       -----------------------------------------------------------------------------
                             5.654203              5.445269              6,112,297          1990
                       -----------------------------------------------------------------------------
                             4.262206              5.654203              5,893,052          1989
                       -----------------------------------------------------------------------------
                             4.003173              4.262206              9,986,301          1988
                       -----------------------------------------------------------------------------
                             3.885972              4.003173             10,268,895          1987
                       -----------------------------------------------------------------------------
                             3.389459              3.885972             14,447,283          1986
====================================================================================================
Putnam Voyager               1.982311              2.752130             21,036,155          1995
Fund - Class A         -----------------------------------------------------------------------------
                             1.992379              1.982311             14,803,070          1994
                       -----------------------------------------------------------------------------
                             1.698751              1.992379             11,820,145          1993
                       -----------------------------------------------------------------------------
                             1.563079              1.698751              7,640,204          1992
                       -----------------------------------------------------------------------------
                             1.049811              1.563079              4,622,048          1991
                       -----------------------------------------------------------------------------
                             1.000000              1.049811                290,518          1990
====================================================================================================
SEI Index                    1.792835              2.439184              1,072,618          1995
Funds - S&P 500        -----------------------------------------------------------------------------
Index Portfolio              1.792223              1.792835                722,997          1994
                       -----------------------------------------------------------------------------
                             1.647325              1.792223                509,498          1993
                       -----------------------------------------------------------------------------
                             1.548965              1.647325                257,368          1992
                       -----------------------------------------------------------------------------
                             1.203412              1.548965                121,485          1991
                       -----------------------------------------------------------------------------
                             1.254560              1.203412                    509          1990
                       -----------------------------------------------------------------------------
                             1.000000              1.254560                      0          1989
====================================================================================================
Seligman                     7.020585              8.934609                277,527          1995
Growth                 -----------------------------------------------------------------------------
Fund, Inc. -                 7.370495              7.020585                299,685          1994
Class A                -----------------------------------------------------------------------------
                             6.989639              7.370495                513,220          1993
                       -----------------------------------------------------------------------------
                             6.340967              6.989639                555,163          1992
                       -----------------------------------------------------------------------------
                             4.611005              6.340967                685,494          1991
                       -----------------------------------------------------------------------------
                             4.910683              4.611005                977,515          1990
                       -----------------------------------------------------------------------------
                             3.714452              4.910683                916,525          1989
                       -----------------------------------------------------------------------------
                             3.491789              3.714452              1,189,216          1988
                       -----------------------------------------------------------------------------
                             3.351057              3.491789              1,200,692          1987
                       -----------------------------------------------------------------------------
                             2.905343              3.351057              1,618,100          1986
====================================================================================================
Strong                       1.002820              1.315349              1,353,697          1995
Common Stock           -----------------------------------------------------------------------------
Fund, Inc.                   1.017301              1.002820                742,264          1994
                       -----------------------------------------------------------------------------
                             1.000000              1.017301                 16,364          1993
====================================================================================================
T. Rowe Price                1.429428              1.577274             22,425,072          1995
International          -----------------------------------------------------------------------------
Stock Fund(R)                1.454045              1.429428             18,673,315          1994
                       -----------------------------------------------------------------------------
                             1.047655              1.454045             11,658,962          1993
                       -----------------------------------------------------------------------------
                             1.095728              1.047655              4,370,293          1992
                       -----------------------------------------------------------------------------
                             0.954695              1.095728              2,239,924          1991
                       -----------------------------------------------------------------------------
                             1.000000              0.954695                441,232          1990
----------------------------------------------------------------------------------------------------

                           ACCUMULATION          ACCUMULATION            NUMBER OF
                            UNIT VALUE            UNIT VALUE         ACCUMULATION UNITS
                           AT BEGINNING             AT END           OUTSTANDING AT THE
        FUND                OF PERIOD              OF PERIOD         END OF THE PERIOD      YEAR
====================================================================================================
Templeton                    1.378759              1.518092             32,915,364          1995
Foreign                -----------------------------------------------------------------------------
Fund - Class I               1.387073              1.378759             25,358,639          1994
                       -----------------------------------------------------------------------------
                             1.023491              1.387073              6,636,629          1993
                       -----------------------------------------------------------------------------
                             1.000000              1.023491                      0          1992
====================================================================================================
Templeton                    1.279328              1.490946                382,441          1995
Smaller Companies      -----------------------------------------------------------------------------
Growth Fund,  Inc.           1.353616              1.279328                225,110          1994
                       -----------------------------------------------------------------------------
                             1.036433              1.353616                117,690          1993
                       -----------------------------------------------------------------------------
                             1.000000              1.036433                      0          1992
====================================================================================================
Twentieth                    3.359891              4.005400             37,335,163          1995
Century Growth         -----------------------------------------------------------------------------
Investors                    3.443124              3.359891             41,134,943          1994
                       -----------------------------------------------------------------------------
                             3.350122              3.443124             51,977,134          1993
                       -----------------------------------------------------------------------------
                             3.533694              3.350122             58,356,370          1992
                       -----------------------------------------------------------------------------
                             2.110582              3.533694             53,923,483          1991
                       -----------------------------------------------------------------------------
                             2.216085              2.110582             67,311,152          1990
                       -----------------------------------------------------------------------------
                             1.562983              2.216085             49,896,477          1989
                       -----------------------------------------------------------------------------
                             1.536055              1.562983             51,598,758          1988
                       -----------------------------------------------------------------------------
                             1.374167              1.536055             38,777,840          1987
                       -----------------------------------------------------------------------------
                             1.164500              1.374167             23,661,751          1986
====================================================================================================
Twentieth                    1.095899              1.331631              1,254,199          1995
Century Select         -----------------------------------------------------------------------------
Investors                    1.202996              1.095899                194,231          1994
                       -----------------------------------------------------------------------------
                             1.059075              1.202996                386,750          1993
                       -----------------------------------------------------------------------------
                             1.118927              1.059075                383,487          1992
                       -----------------------------------------------------------------------------
                             1.000000              1.118927                  2,950          1991
====================================================================================================
Twentieth                    1.345904              1.835553            105,140,475          1995
Century Ultra          -----------------------------------------------------------------------------
Investors                    1.409710              1.345904             88,713,416          1994
                       -----------------------------------------------------------------------------
                             1.168340              1.409710             68,551,255          1993
                       -----------------------------------------------------------------------------
                             1.164722              1.168340             33,483,411          1992
                       -----------------------------------------------------------------------------
                             1.000000              1.164722                 11,412          1991
----------------------------------------------------------------------------------------------------


Neuberger & Berman Partners Fund first became available through the Variable Account in 1996; therefore, no 1995 unit value information is available for these Underlying Mutual Funds.

                        NATIONWIDE LIFE INSURANCE COMPANY

     The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.

                             THE DC VARIABLE ACCOUNT

     The DC Variable Account (the "Variable Account") was established by the Company on July 10, 1974, pursuant to the provisions of Ohio law. The Variable Account was also registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

     On November 2, 1977, the Company established the Nationwide DC Variable Account II as a unit investment trust, for the sole purpose of maintaining the qualification of the Variable Account as a regulated investment company, under
Section 851 of the Code. The Company later determined that the continued maintenance of the DC Variable Account-II was no longer necessary or desirable to achieve the tax result of that Variable Account's prior private letter ruling.

     Effective February 29, 1988, the Company caused the Variable Account and the DC Variable Account-II to be combined into a single segregated asset account of the Company, thereafter known as the DC Variable Account. Both prior to and after this transaction, the annuity unit values for a Sub-Account of DC Variable Account-II were exactly equivalent to an accumulation unit value for the corresponding Sub-Accounts in the DC Variable Account.

     The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into 45 Sub-Accounts, each of which represents a separate Underlying Mutual Fund (see "Participating Underlying Mutual Funds in the Appendix" for a description of the investment objective of each Underlying Mutual Fund).

     Each Sub-Account in the Variable Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

     The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Owners of the Contracts. In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of Underlying Mutual Funds in accordance with instructions received from the Owners. The Company will mail to each Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund(s), and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. An Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.

                                PERIODIC REPORTS

     The Company will, semi-annually, provide to each person covered by a Contract, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account as well as the total account value.

     The current prospectus of the Variable Account will be made available to Participants through the Owner. In addition, the Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as: a notice of any changes in the Plan, or tax status of the Plan and the financial condition of the Owner as it relates to obligations under the Plan.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


The fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.



CONTINGENT DEFERRED SALES CHARGE


     No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, the Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. Gross commissions paid on the sale of these Contracts vary depending upon the Contract of the general agent performing the marketing and enrollment function in connection with a particular Contract.


     Should part or all of the Contract Value representing Participant Accounts that have been established under the Contract and held in the Variable Account for less than 16 years be surrendered, a Contingent Deferred Sales Charge will, when it is applicable, be made by the Company. This charge will not exceed 5% of the lesser of (1) the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Owner prior to the date of the request for surrender or (2) the amount surrendered. The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant during the period of up to 16 years prior to the date on which the surrender is requested.


     When a Contingent Deferred Sales Charge of less than 5% is negotiated and assessed, the reduced charge will reflect actual variations in expenses, usually resulting from reduced agent's commissions.

     No Contingent Deferred Sales Charge will be imposed on Contract Value that is paid under:

            o any life income payment option;

            o Designated Period payment options of 5 or more years for a
              Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

            o a one-sum or periodic payment payable because of a Participant's death.

CONTRACT MAINTENANCE CHARGE


     FOR CONTRACTS WITH AN EFFECTIVE DATE ON OR AFTER MAY 1, 1991, THE COMPANY WILL NOT ASSESS THE FLAT DOLLAR CONTRACT MAINTENANCE CHARGE. In addition, for those Contracts with an effective date prior to May 1, 1991, the Company will eliminate the Contract Maintenance Charge at such time as the Company and the Owner renegotiate the Company's continued participation as an annuity provider under the Owner's Plan, and the Company issues a new Contract.


         For Contracts with an effective date prior to May 1, 1991, the Company will make a maximum charge of $15 per Participant per year to reimburse the Company for certain administrative expenses relating to the maintenance of individual Participant records and the mailing of periodic statements to Participants. The Contract Maintenance Charges, which are guaranteed never to increase, are designed only to help the Company offset such administrative expenses, and such charges will not exceed the Company's actual administration expenses under the Contracts.

     The Contract Maintenance Charge is made by canceling a number of Accumulation Units on each Participant Anniversary equal in value to the applicable Contract Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time the deduction is made. For those Contracts where the Owner has so elected, there will be no charge for the transfers among Sub-Accounts.

     The Company will assess a Contract Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Contract Maintenance Charge will be 1/12 of the applicable Contract Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

     For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Contract Maintenance Charge under this Contract may be reduced so that the total of the Contract Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan shall not exceed the Contract Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among Sub-Accounts of the Variable Account and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made. When a Contract Maintenance Charge of less than $15 is otherwise negotiated and assessed, the reduced charge will reflect actual variations in administrative expenses incurred by the Company, usually resulting from an Owner or Plan administrator assuming certain administrative functions otherwise required to be performed by the Company.

MORTALITY RISK CHARGE, EXPENSE RISK AND ADMINISTRATION CHARGE

     The Contracts contain purchase rates applicable at and after retirement. These purchase rates may be used to determine the retirement income payments to be made by the Owner, to Participants, in accordance with the terms of the Plan. However, the Owners have contracted with the Company to provide retirement income payments.

     Under the terms of the Contracts, the Company assumes the risk that: (i) the actuarial estimate of mortality rates among Retired Participants may prove erroneous and amounts set aside for retirement income benefits on the basis of such estimate may prove inadequate; and (ii) deductions for sales and Administrative Charges may be insufficient to cover the actual cost of these items.

     For the Company's contractual promise to accept these risks and for Charges of the Variable Account, the Contracts provide for the daily deduction of an Actuarial Risk Fee (see "Glossary of Terms"). The deduction is based on the daily value of the applicable Sub-Accounts, and is equivalent to 0.95% on an annual basis (0.35% for the Mortality Risk Charge, 0.15% for the Expense Risk, and 0.45% for the Administration of the Variable Account). If this Actuarial Risk Fee is insufficient to cover the actual cost of the mortality risk, the expense risk, the administration of the Variable Account, or the Contract Maintenance Charges, the loss will be borne by the Company. Conversely, if the Actuarial Risk Fee proves more than sufficient, the excess will be a profit to the Company.


     If total assets of the Plan exceed $10 million, as of the specified date each year, the 0.45% administrative portion of the Actuarial Risk Fee will be reduced on a sliding scale corresponding to total assets of the Plan. The reduction reflects the lower cost per participant to administer larger asset pools (see "Summary of Contract Expenses").

PREMIUM TAXES

     The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon annuity considerations received by the Company. Premium taxes currently imposed by certain states range from 0% to 3.5% per annum. The Company is currently not deducting such taxes from an Owner's Contract value at the time of annuitization, but reserves the right to deduct such taxes when incurred. Retirement Income Payments may be reduced or Accumulation Units canceled to provide for premium taxes assessed.

EXPERIENCE CREDITS

     The Contracts described herein may be participating or non-participating. A participating contract provides the right to participate in the Distribution of surplus of the Company. In the event that Contract Maintenance Charges and Actuarial Risk Fees collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units of the Participant Accounts. There have not been any Experience Credits to date. The Company cannot offer any assurance that there will be Experience Credits in the future.

EXPENSES OF THE VARIABLE ACCOUNT

     The Variable Account's total expenses for the fiscal year ended December 31, 1995, were 0.99% of the average net assets. Deductions from and expenses paid out of the assets of the Underlying Mutual Funds are described in the prospectuses of each of the Underlying Mutual Fund.



                          DESCRIPTION OF THE CONTRACTS

A.   GENERAL

     PURPOSE OF THE CONTRACTS


         The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund certain deferred compensation plans generally established under either Section 401, 403(b) or 457 of the Code (although they may include certain other nonqualified deferred compensation plans) for employees of states and their political subdivisions and any other organizations exempt from taxation. A single group Contract is issued to the Owner, covering all present and future participating employees. The Company will issue a certificate to the Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive Certificate to the Owner for delivery to any such person required by law to receive such Certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

         The basic objectives of the Contracts are to provide each Participant with an initial retirement income payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent retirement income payments which will tend to vary with the cost of living changes during the lifetime of the retiree. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.



     MODIFICATION OF THE CONTRACT

         Contract provisions with respect to the mortality basis, minimum death benefits, and the deductions made from Purchase Payments, Participant Accounts, Contingent Deferred Sales Charges, if applicable, Contract Maintenance Charges and Actuarial Risk Fees may not be changed prior to the first Contract Anniversary. These same provisions may not be changed except as they apply to Participants entering the Contract after the effective date of such change.

         Other than as set forth above, the Company may modify the Contract at any time without consent of the Owner or Participants. No such modification shall be retroactive or affect Retired Participants in any manner without their written consent, unless such modification is considered necessary to obtain the benefit of federal or state statutes or regulations or to maintain qualification of the Plan.

     CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

         The Contract belongs to the Owner provided, however, that under Code
     Section 457 Plans, the Owner must hold the Contract for the exclusive benefit of the Plan's participants and beneficiaries. All contractual rights and privileges may be exercised by the Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Owner may not take any action inconsistent with the rights of such 457 Plan's participants. The Contract may not be assigned.


     EXCHANGE PRIVILEGE

         The Company will permit the Owner or the Participant, if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.


         The Company will also permit the Participant to utilize the Telephone Exchange Privilege, for exchanging amounts among Sub-Accounts, if forms are executed by the Owner and Participant agreeing with certain restrictions applicable to such privilege. Telephone exchange requests must be received by the Company prior to the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. A telephone exchange request may not be revoked once instructions have been recorded and accepted. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to the Owner or Participant and any agent of record, at the last address of record. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Participant. If the Participant is unable to execute an exchange request by telephone (for example, during times of unusual market activity), the Participant might consider placing the exchange order by mail. The Company may determine to withdraw the Telephone Exchange Privilege, upon a thirty
     (30) day written notice to Owners and Participants.


         On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit Values of the affected Sub-Accounts if received at the Company's home office prior to the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange on any day, or on a day the New York Stock Exchange is closed for business, the transfer will be based on the next business day on which the New York Stock Exchange is open.

         For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contract, the Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effected when received in good order by the Company at its Home Office.

     SUSPENSION AND TERMINATION


         The Contract may be suspended at the option of the Company upon written notice to the Owner if: (a) the Owner has failed to remit to the Company any Purchase Payment specified in the Plan, or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Owner, which in the Company's opinion would adversely affect its administrative procedures or financial experience, or both, with respect to the Contract. The Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract shall mean that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract shall continue to apply. After suspension of the Contract has become effective, the Owner may, upon 30 days written notice, terminate the Contract. Upon termination of the Contract, the Company will pay to the

     Owner the value of the Contract, subject to applicable charges, in accordance with the terms of the Contract (see "Redemption of Participant Accounts (Termination)").


B.   PARTICIPANT ACCOUNT VALUES


     APPLICATION OF PURCHASE PAYMENTS


         The Company shall receive Purchase Payments from the Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in the Variable Account in accordance with the instructions of the Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Purchase Payments must be no less than monthly, unless agreed to by the Company.


         An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Owner will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Owner consents to the Company retaining the Purchase Payment until the application of the Participant is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days.


         Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.


     ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS



         The Owner shall have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing retirement income payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which retirement income payments are to commence. Any such additional Purchase Payment shall be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue shall be applicable to the entire value, including any such additional Purchase Payment, of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.



     CREDITING ACCUMULATION UNITS


         When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units which are credited to a Participant Account in accordance with the instructions of the Owner. The number of Accumulation Units credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.


     VARIABLE ACCOUNT ACCUMULATION UNIT VALUE


         The value of an Accumulation Unit for each Sub-Account was established at $1.00 as of the date Underlying Mutual Fund shares were available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the Net Investment Factor for that Sub-Account for the period since that day. A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current net asset value of their Accumulation Units might be materially affected.

     ALLOCATION OF PURCHASE PAYMENTS


         The Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account of the Variable Account. The Company will permit the Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.


     VALUATION OF AN ACCOUNT

         The sum of the value of all Accumulation Units credited to the Participant Account in respect of the Participant is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts of the Variable Account in accordance with the instructions of the Owner.


         The value of a Participant's Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit Value for that Sub-Account in respect of the Participant. Each Participant (or the Owner) will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit Values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Owner in accordance with the terms of the Plan.


         The Participant and Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub-Account. The Company will assume all transactions are accurate unless the Participant or the Owner notifies the Company otherwise within 30 days after receipt of the report.



C.   REDEMPTION OF PARTICIPANT ACCOUNTS (TERMINATION)



         The Owner's right to redeem (terminate) Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Owner, after the assessment of any applicable Contingent Deferred Sales Charge. It is the Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Owner to distribute such payments, less the Contingent Deferred Sales Charge, if any, directly to a Participant by agreement with the Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence for the Participant under either Option B1 or B2, subject to the Contingent Deferred Sales Charge. No partial redemption will directly affect future requirements to make Purchase Payments. If the Contract is terminated by the Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan.


         A request for a partial redemption of a Participant Account containing more than one Sub-Account of Accumulation Units must specify the allocation of the partial redemption among the Sub-Accounts of Accumulation Units. However, if no such direction is contained in the request for a redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts of Accumulation Units. Upon receipt at the Company's Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed, less any applicable Contingent Deferred Sales Charge, at the Accumulation Unit Value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Owner within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended (i) during any period in which the New York Stock Exchange is closed, or (ii) in the event that the Securities and Exchange Commission may by order direct for the protection of Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Owner, or Participant if permitted by the Plan, may elect to have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.



D.   DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)



     RETIREMENT INCOME PAYMENTS


         The period during which a Participant Account is paid out in periodic installments is known as the Distribution period. Because periodic Distributions will normally be made after the Participant retires, the Distribution period is also called the retirement period. All such periodic Distributions will be made by the Company to the Owner. It is the Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Owner to pay such amounts directly to a Participant by agreement with the Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of (i) the mortality tables specified in the Contract, (ii) the adjusted age of the Retired Participants, (iii) the type of Retirement Income Payment option(s) selected, and (iv) in the case of variable payments, the investment performance of the specific Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.


     ELECTION OF INCOME FORM AND DATE



         The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date (see "Glossary of Terms"), the Contract Owner may, by written election to the Company at its home office, elect any one of the retirement income options described in the "Optional Retirement Income Forms" section. The Plan may restrict changes in election of retirement income options.



     ALLOCATION OF RETIREMENT INCOME


         At retirement, Accumulation Units in a Participant's Account may be used to purchase a Fixed Dollar Annuity for the Participant. For Participants electing Options A1 or A2 as described in the "Optional Retirement Income Forms" section, Accumulation Units in a Participant's Account of any Sub-Account in the Variable Account will be used to provide variable Retirement Income Payments as described further in this prospectus.


     FIXED DOLLAR ANNUITY



         A Fixed Dollar Annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the General Account Contract value to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed Dollar Annuity payments after the first such payment will not be less than the First Fixed Dollar Annuity payment. The availability of Fixed Dollar Annuity Contracts under a particular Plan is subject to the election of the Owner.



     MINIMUM PAYMENT


         If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company shall have the right to make a lump sum Distribution to such Retired Participant.


     DEATH BENEFIT BEFORE RETIREMENT


         In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account, on the date due proof of death is received in writing by the Company, will be paid as provided by the Plan. If the Plan so provides, a Beneficiary may elect either to receive the value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in this Contract, (subject to the minimums applicable to such optional forms). Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.


     OPTIONAL RETIREMENT INCOME FORMS



         The availability of the following Optional Retirement Income Forms are subject to the election of the Owner.



         OPTION A1- Payments for a Designated Period. Payments are made monthly for any specified number of years not exceeding 30 years. The amount of each variable payment will be determined by multiplying (a) by (b) where (a) is the Accumulation Unit Value for the date the payment is made and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Company's Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.


         OPTION A2 - Payments of a Designated Amount. Payments are made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each business day for investment results, is exhausted. The final installment will be the sum remaining with the Company. Payments under this option which result in a payment period of less than 5 years for a Participant who has less than 5 Participant Account Years would result in imposition of the applicable Contingent Deferred Sales Charge.


         OPTION B1- Life Income with Payment Certain. Payments are made monthly during the lifetime of an individual with payments made for a period certain of 60, 120, 180, 240, 300 or 360 months as elected. If the individual dies before the end of the period certain, level payments will continue to the designated Beneficiary for the remainder of the period certain.


         OPTION B2 - Joint and Survivor Life Income. Payments are made monthly during the joint lifetime of an individual and another named individual. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75% 66% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated annuitant, then payments continue at 100% to the designated annuitant.



         OTHER FORMS AND BENEFIT PAYMENTS- With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.


         Exchanges processed while Participants are receiving payments pursuant to Option A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.



     DEATH OF RETIRED PARTICIPANT


         If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the retirement income form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.


     WITHDRAWAL


         If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.


     FREQUENCY OF PAYMENT


         At the election of the Retired Participant, and with the consent of the Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.


     DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2


         Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.


     DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2


         Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.


     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR


         In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.


         The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).


         Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Accounts have to each other.


         The annual premium is calculated so that if there are no partial redemption's (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the Assumed Investment Rate plus an amount equal to the annual Contract Maintenance Charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the Assumed Investment Rate.


     DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS


         As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payments will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which Account the Company will make the Retirement Income Payments. Subsequent annual determinations will be made in the same manner.

         Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the Variable Account or be transferred to the Company's General Account, depending on the Company's obligation.


     ALTERNATE ASSUMED INVESTMENT RATE



         The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, an Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an Assumed Investment Rate of 5% per annum. The Assumed Investment Rate basis in the Contract is used merely to determine each year's monthly payment from investment experience of any of the Sub-Accounts. The choice of the Assumed Investment Rate affects the pattern of retirement income payments. A higher Assumed Investment Rate will produce a higher initial payment, but a more slowly rising Sub-Account of subsequent payments (or a more rapidly falling Sub-Account of subsequent payments) than a lower Assumed Investment Rate. Although a higher initial payment would be received under a higher Assumed Investment Rate, there is a point in time after which payments under a lower Assumed Investment Rate would be greater, assuming payment continues after that point in time.



         The objective of a variable retirement contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the Assumed Investment Rate during periods of stable prices.


                               GENERAL INFORMATION


     SUBSTITUTION OF SECURITIES


         If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract. No substitution of securities in any Sub-Accounts may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.


     PERFORMANCE ADVERTISING


         The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund Sub-Account, the Dreyfus Cash Management Fund Sub-Account and the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.


         The Company may also advertise for the Sub-Account's standardized "average annual total return", calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for rolling calendar quarters and will cover, at least, the most recent one, five and ten year periods, or for a period from inception to date if the Underlying Mutual Fund held in the Sub-Account has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states. Non-standardized "total return" will be calculated in a similar manner as will average annual total return except total return will not reflect the deduction of any applicable Contract Maintenance Charge or Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown.


         The Company may also from time to time advertise the performance of the Sub-Accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.


         The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.



         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.



         The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


         ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. THE OWNER'S OR PARTICIPANT'S ACCOUNT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.


         The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.


     CONTRACT OWNER INQUIRIES


         Owner and Participant inquiries may be directed to Nationwide Life Insurance Company by writing P. O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730 (TTY: 1-800-848-0833).


     NET INVESTMENT FACTOR

         The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

     (a) is the net of:

         (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current valuation Period, plus

         (2) the per share amount of any dividend or capital gain Distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

         (3) a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.

     (b) is the net of:

         (1) the net asset value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period, plus or minus

         (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period.

      (c)is a factor representing the daily Actuarial Risk Fee deducted from the Variable Account. Such factor is equal to an annual rate of 0.95% of the daily net asset value of the Variable Account.


         For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once each month or quarter, (such as money market funds and certain bond funds) the Net Investment Factor allows for the monthly or quarterly reinvestment of these daily dividends.


         The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction for the Actuarial Risk Fee and the effect of the various purchase and sale transactions on any particular day.


     VALUATION OF ASSETS


          Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their net asset value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's net asset value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.


     FEDERAL TAX STATUS



         The following description of the federal tax status of these Contracts is not exhaustive, and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax advisor. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.



         For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L, of the Code.


         Income and capital gains of the Variable Account would normally be taxable to Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.


         The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, and therefore any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.


         It is the responsibility of each Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.

     CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN


         The following contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the State of New York.


         Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.


         The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Owner's termination of its contractual relationship with the Company. These accounts shall remain the exclusive property of the Owner, subject to the claims of its general creditors.


         All references throughout the prospectus to Optional Retirement Income Forms A1, A2, B1 and B2 shall mean Option 1, Option 2, Option 3 and Option 4, respectively. All references to "Contingent Deferred Sales Charge" are deleted.


                                LEGAL PROCEEDINGS


         There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company, or the Variable Account, are parties or to which any of their property is the subject.



         The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.






            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                        PAGE
General Information and History..........................................1
Services.................................................................1
Purchase of Securities Being Offered.....................................1
Underwriters.............................................................2
Calculation of Performance...............................................2
Annuity Payments.........................................................6
Financial Statements.....................................................7

                                    APPENDIX


                      PARTICIPATING UNDERLYING MUTUAL FUNDS


(THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL FUNDS SELECTED BY THE OWNER, AND ALL UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.)


A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS BEING CONSIDERED SHOULD ACCOMPANY THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY.


THE FOLLOWING FUNDS ARE AVAILABLE ONLY FOR DEFERRED COMPENSATION CONTRACTS.


AIM WEINGARTEN FUND - INSTITUTIONAL CLASS

         The investment objective of the Fund is to provide growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.


AIM CONSTELLATION FUND - INSTITUTIONAL CLASS

         The investment objective of the Fund is to provide capital appreciation primarily through investments in common stocks with emphasis on medium-sized and smaller emerging growth companies.


DREYFUS CASH MANAGEMENT

         The investment objective of the Fund is to provide investor with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.


THE DREYFUS THIRD CENTURY FUND, INC.

         The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


THE EVERGREEN TOTAL RETURN FUND

         The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments.

FEDERATED GNMA TRUST-INSTITUTIONAL SHARES

         The investment objective of the Fund is current income. The Fund pursues this investment objective by investing primarily in instruments issued or guaranteed by the Government National Mortgage Association ("GNMA").

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

         The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. Government Securities with remaining maturities of five years or less.

FIDELITY ASSET MANAGER(TM)

         The investment objective of the Fund is a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds, and short-term instruments.

FIDELITY CONTRAFUND

         The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary.


FIDELITY EQUITY-INCOME FUND

         The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation.


FIDELITY GROWTH & INCOME PORTFOLIO

         The investment objective of the Fund is long term capital growth, current income, and growth of income consistent with reasonable investment risk.


FIDELITY MAGELLAN(R) FUND

         The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments.


FIDELITY OTC PORTFOLIO

         The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security.


FIDELITY PURITAN FUND

         The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities.


INVESCO INDUSTRIAL INCOME FUND, INC. (FORMERLY "FINANCIAL INDUSTRIAL INCOME FUND, INC.")

         The investment objective of the Fund is to seek the best possible current income while following sound investment practices by investing in securities which will provide a relatively high yield and stable return and which, over a period of years, may also provide capital appreciation. Capital growth potential is a secondary factor in the selection of portfolio securities of the Fund. The Fund invests in common stocks, as well as convertible bond and preferred stocks.


JANUS FUND

         The Janus Fund is a diversified fund that seeks long-term growth of capital by investing primarily in common stocks of a large number of issuers of any size. Janus Capital's fundamental analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected solely for their capital growth potential; investment income is not a consideration.

JANUS TWENTY FUND

         The investment objective of the Fund is growth of capital in a manner consistent with the preservation of capital. Under normal conditions, the Fund will concentrate its investments in a core position of 20-30 common stocks. However, the percentage of the Fund's assets invested in common stocks will vary, depending upon its investment adviser's opinion of prevailing market, financial and economic conditions. Consequently, the Fund may at times hold substantial positions in cash, or interest-bearing securities.


MAS FUNDS FIXED INCOME PORTFOLIO

         The investment objective of the Fund is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. Government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years.


MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")

         The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets.


MFS(R) HIGH INCOME FUND - CLASS A

         The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income.


MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

         The investment objective of the Fund is long-term growth of capital and future income rather that current income.


NATIONWIDE(R) BOND FUND

         The investment objective of the Fund is to generate a high level of income, consistent with capital preservation, through investments in high-quality bonds and other fixed income securities. Through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper, this Fund seeks to serve those who are less willing to accept the risk associated with stocks.


NATIONWIDE(R) FUND

         The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments.

NATIONWIDE(R) GROWTH FUND

         The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth.

NATIONWIDE(R) MONEY MARKET FUND

         The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above.

NEUBERGER & BERMAN GUARDIAN FUND

         The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective.


NEUBERGER & BERMAN MANHATTAN FUND, INC.

         The Fund seeks capital appreciation without regard to income. It invests, through its corresponding Portfolio, in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Portfolio expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market. Its aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities.

NEUBERGER & BERMAN PARTNERS FUND, INC.

         The Fund seeks capital growth by investing in securities solely on the basis of management's evaluation of their investment merit and potential for growth using a value-oriented approach to the selection of individual securities. The Fund's management believes that the Fund is an attractive investment vehicle for conservative investors who are interested in long-term appreciation from stock investments, but who have a low tolerance for risk.


NEW YORK VENTURE FUND, INC.

         The investment objective of the Fund is growth of capital. It invests primarily in common stocks, and securities convertible into common stocks. The Fund invests in securities subject to the risk of price fluctuations reflecting both market evaluations of the business involved and general changes in the equity markets. It invests in securities of foreign issuers, which involve special risk factors, and may hedge currency fluctuation risks related thereto.


PUTNAM INVESTORS FUND - CLASS A

         The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks.


PUTNAM VOYAGER FUND - CLASS A

         The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed by the Fund's Investment Manager, Putnam Management, to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential.


SEI INDEX FUNDS-S&P 500 INDEX PORTFOLIO

         The S&P 500 Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the portfolio. There can be no assurance that the Portfolio will achieve its investment objective.


SELIGMAN GROWTH FUND, INC. - CLASS A

         The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification.


STRONG COMMON STOCK FUND, INC.

         The Strong Common Stock Fund seeks capital growth. It seeks to attain this objective by investing in a diversified portfolio of equity securities which, in the opinion of the Fund's investment advisor, possess the potential for price appreciation.



TEMPLETON FOREIGN FUND - CLASS I


         The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental.


TEMPLETON SMALLER COMPANIES GROWTH FUND, INC.

         The investment objective of the Fund is long-term capital growth, primarily through investment in common stocks and all types of common stock equivalents, including rights, warrants and preferred stock, of companies of various nations throughout the world.


T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

         The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


TWENTIETH CENTURY GROWTH INVESTORS

         The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large, established companies.


TWENTIETH CENTURY SELECT INVESTORS

         The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. Common stocks chosen must have a record of paying or having committed themselves to the payment of regular cash dividends, but growth is the primary consideration, and the dividends may not be significant.


TWENTIETH CENTURY ULTRA INVESTORS

         The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER JANUARY 1, 1987:


FIDELITY CAPITAL & INCOME FUND (FORMERLY "FIDELITY HIGH INCOME FUND")

         The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions.

         Effective on and after May 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract values into the Fidelity Capital & Income Fund Sub-Account. However, Contract values held in the Fidelity Capital & Income Fund Sub-Account as of May 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Owner or Participants directs the Company to invest in the Fidelity Capital & Income Fund Sub-Account on and after May 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.


         The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the Variable Account which were purchased from February 1, 1991 to May 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the Variable Account.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER AUGUST 1, 1993:

DELAWARE GROUP DECATUR FUND, INC.-DECATUR INCOME FUND

         The investment Objective of the Fund is to achieve the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal.


THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JANUARY 1, 1994:


THE BOND FUND OF AMERICA(SM), INC.

         The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.
Normally, at least 65% of the Fund's assets will be invested in bonds.


THE GROWTH FUND OF AMERICA(R), INC.

         The investment objective of the Fund is growth of capital. The realization of current income will not be a consideration. The Fund seeks to achieve its objective by investing in a diversified portfolio consisting primarily of common stocks. However, assets may also be held in securities convertible into common stocks, cash or cash equivalents, straight debt securities (including U.S. Government securities), or nonconvertible preferred stocks. The Fund will maintain at least 65% of the value of its total assets in growth-type securities under normal market conditions.

THE INCOME FUND OF AMERICA(R), INC.

         The investment objective is to emphasize current income while secondarily striving to attain capital growth. The Fund believes that a portfolio with relatively high current income can also generate growth of capital.